Basis of Presentation	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Certain of Teekay’s significant non-wholly owned subsidiaries are consolidated in these financial statements even though Teekay owns less than a 50% ownership interest in the subsidiaries. These significant subsidiaries include the following publicly traded subsidiaries (collectively, the Public Subsidiaries): Teekay LNG Partners L.P. (or Teekay LNG); Teekay Tankers Ltd. (or Teekay Tankers); and, until September 25, 2017, Teekay Offshore Partners L.P. (or Teekay Offshore). On September 25, 2017, Teekay, Teekay Offshore and Brookfield Business Partners L.P. together with its institutional partners (collectively, Brookfield) finalized a strategic partnership (or the Brookfield Transaction) which resulted in the deconsolidation of Teekay Offshore as of that date (see Note 3). Although Teekay owned less than 50% of Teekay Offshore, Teekay maintained control of Teekay Offshore until September 25, 2017 by virtue of its 100% ownership interest in the general partner of Teekay Offshore, which is a master limited partnership. In connection with Brookfield's acquisition of a 49% interest in Teekay Offshore's general partner, Teekay Offshore GP LLC (or TOO GP), Teekay and Brookfield entered into an amended limited liability company agreement whereby Brookfield obtained certain participatory rights in the management of TOO GP, which resulted in Teekay deconsolidating Teekay Offshore for accounting purposes on September 25, 2017. Subsequent to the closing of the Brookfield Transaction, Teekay has significant influence over Teekay Offshore and accounts for its investment in Teekay Offshore using the equity method.
Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2016, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 12, 2017. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the three and nine months ended September 30, 2017, are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation. In addition, certain of the comparative figures have been reclassified to conform to the presentation adopted in the current period relating to certain operating activities in the Company's consolidated statements of cash flows.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Given current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.